Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Total related party payments	$ 8,790	$ 355	$ 8,946	$ 402	$ 744	$ 641
Affiliated Entity | American Institute of Research
Related Party Transactions
Total related party payments					152	159
Affiliated Entity | Havencrest Capital Management, LLC
Related Party Transactions
Total related party payments					166	233
Affiliated Entity | M33 Growth LLC
Related Party Transactions
Total related party payments					353	183
Affiliated Entity | Mark L. Pacala
Related Party Transactions
Total related party payments					0	3
Affiliated Entity | Richy Agajanian MD
Related Party Transactions
Total related party payments					21	24
Affiliated Entity | Veeral Desai
Related Party Transactions
Total related party payments					52	38
Affiliated Entity | Roca Partners LLC
Related Party Transactions
Total related party payments					$ 0	$ 1